3. SALE OF FOREIGN SUBSIDIARY (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
USD
SaleOfForeignSubsidiaryLineItems [Line Items]
Receipt from disposal of the investment	R$ 395,661
Deposit in Warranty	2,000
Contractual expenses and fees (d)	2,339
Basis price for alienation (a)	400,000
Working Capital Receivable (b) (*)	34,008
Shareholder's Equity da LLC (c)	133,445
Net gain of alienation = (a+b-c-d)	298,224
USD | Change in working capital
SaleOfForeignSubsidiaryLineItems [Line Items]
Working Capital Receivable (b) (*)	3,581
Net gain of alienation = (a+b-c-d)	3,581
R
SaleOfForeignSubsidiaryLineItems [Line Items]
Receipt from disposal of the investment	1,525,590
Deposit in Warranty	7,712
Contractual expenses and fees (d)	9,021
Basis price for alienation (a)	1,542,323
Working Capital Receivable (b) (*)	131,127
Shareholder's Equity da LLC (c)	514,537
Net gain of alienation = (a+b-c-d)	1,149,892
R | Change in working capital
SaleOfForeignSubsidiaryLineItems [Line Items]
Receipt from disposal of the investment		R$ 1,525,590
Deposit in Warranty		7,712
Contractual expenses and fees (d)		9,021
Basis price for alienation (a)		1,542,323
Working Capital Receivable (b) (*)	14,402	145,529
Shareholder's Equity da LLC (c)		514,537
Net gain of alienation = (a+b-c-d)	R$ 14,402	R$ 1,164,294